Condensed Balance Sheets - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Current assets:
Cash	$ 175,074	$ 154,942
Prepaid expenses and other current assets	308,543	321,590
Total current assets	483,617	476,532
Marketable securities held in Trust Account	58,175,785	57,340,207
Total assets	58,659,402	57,816,739
Current liabilities:
Accounts payable and accrued expenses	215,550	163,357
Accrued legal fees	1,890,273	524,174
Total current liabilities	2,105,823	687,531
Promissory note, related party	573,392
Convertible promissory notes, related party	1,100,000
Warrant liability	29,459	170,867
Deferred underwriting commissions	1,500,000	1,500,000
Total liabilities	5,308,674	2,358,398
Commitments and Contingencies (Note 5)
Common stock subject to possible redemption, par value $0.0001, 100,000,000 shares authorized; 5,733,920 shares outstanding	56,021,637	52,323,289
Stockholders’ equity:
Preferred stock, par value $0.0001, 1,000,000 shares authorized, none issued and outstanding
Common stock, par value $0.0001, 100,000,000 shares authorized; 1,728,078 shares issued and outstanding	173	173
Additional paid-in capital	943,138	4,262,491
Accumulated deficit	(3,614,220)	(1,127,612)
Total stockholders’ equity (deficit)	(2,670,909)	3,135,052
Total liabilities, redeemable common stock and stockholders’ equity (deficit)	$ 58,659,402	57,816,739
As Previously Reported [Member]
Current assets:
Cash		154,942
Prepaid expenses and other current assets		321,590
Total current assets		476,532
Marketable securities held in Trust Account		57,340,207
Total assets		57,816,739
Current liabilities:
Accounts payable and accrued expenses		687,531
Warrant liability		170,867
Total current liabilities		858,398
Deferred underwriting commissions		1,500,000
Total liabilities		2,358,398
Commitments and Contingencies (Note 5)
Common stock subject to possible redemption, par value $0.0001, 100,000,000 shares authorized; 5,733,920 shares outstanding		52,323,289
Stockholders’ equity:
Preferred stock, par value $0.0001, 1,000,000 shares authorized, none issued and outstanding
Common stock, par value $0.0001, 100,000,000 shares authorized; 1,728,078 shares issued and outstanding		173
Additional paid-in capital		4,262,491
Accumulated deficit		(1,127,612)
Total stockholders’ equity (deficit)		3,135,052
Total liabilities, redeemable common stock and stockholders’ equity (deficit)		$ 57,816,739